Average Annual Total Returns	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg New York Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Ten Years
Total	0.31%	1.43%	1.03%	(0.56%)	0.94%	0.68%	Nov. 20, 2020	(1.87%)	0.47%	0.45%	(1.87%)	0.47%	0.44%	(1.10%)	0.54%	0.57%	0.64%	1.10%	0.83%	0.43%	2.86%	2.32%	(2.62%)	1.98%	2.15%	(2.67%)	1.94%	2.13%	(0.97%)	2.03%	2.24%	(1.10%)	1.88%	1.87%	0.75%	2.79%	2.64%	1.52%	4.17%	3.72%	1.87%	3.91%	3.56%	(1.81%)	2.83%	2.26%	(2.01%)	2.74%	2.21%	(0.41%)	2.63%	2.26%	(0.26%)	2.75%	1.98%	1.55%	3.67%	2.75%	0.43%	2.86%	2.32%	1.74%	3.05%	2.37%	1.70%	2.98%	2.33%	1.46%	2.76%	2.31%	1.01%	2.27%	1.75%	1.90%	3.21%	2.52%